Cost Method Investments (Details) - Schedule of cost method investments	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
19.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 1,460,484	$ 209,701
9.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	45,000,000	6,461,247	45,000,000
8.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,100,000	157,942	1,100,000
6.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	600,000	86,150	600,000
5.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	600,000	86,150	600,000
5.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	51,600,000	7,408,896	51,000,000
4.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	200,000	28,717	200,000
4.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	8,400,000	1,206,099	8,400,000
3.5% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,200,000	172,300	1,200,000
3.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	3,900,000	559,975	3,900,000
2.55% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	13,929,200	2,000,000
2.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	1,200,000	172,300	1,200,000
1.0% Investment [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	41,450,000	5,951,526	1,450,000
Total [Member]
Cost Method Investments (Details) - Schedule of cost method investments [Line Items]
Total	¥ 170,639,684	$ 24,501,003	¥ 114,650,000